Deconsolidation of Teekay Offshore - Schedule of Deconsolidation (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 25, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Carrying value of the non-controlling interest in Teekay Offshore			$ 881,830
Loss on deconsolidation of Teekay Offshore		$ (7,070)	$ (104,788)	$ 0
Teekay Offshore
Noncontrolling Interest [Line Items]
Net cash proceeds received by Teekay	$ 139,693
Fair value of vessel charters with Teekay Offshore (notes 6 and 7)	14,812
Carrying value of the non-controlling interest in Teekay Offshore	1,138,275
Subtotal	1,479,508
Carrying value of Teekay Offshore's net assets on deconsolidation	(1,584,296)
Loss on deconsolidation of Teekay Offshore	(104,788)
Teekay Offshore | Stock Purchase Warrants
Noncontrolling Interest [Line Items]
Fair value of warrants (note 15)	36,596
Teekay Offshore | General Partner
Noncontrolling Interest [Line Items]
Fair value of common units and general partner interest of Teekay Offshore (note 22)	$ 150,132